Accounts Receivable - Summary of Accounts Receivables Past Due Analysis (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Gross carrying amount	$ 5,525	$ 24,068	$ 11,097
A Rating [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Expected credit loss rate		0.15%	0.10%
Gross carrying amount		$ 10,844	$ 7,025
BBB Rating [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Expected credit loss rate	0.30%	0.27%	0.17%
Gross carrying amount	$ 5,525	$ 13,224	$ 3,106
CCC Rating [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Expected credit loss rate			0.10%
Gross carrying amount			$ 966